Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Property and Equipment, net

4. Property and Equipment, net

        Our property and equipment, net is summarized in the table below.

		December 31,
	Estimated Useful Life (In Years)
		2013	2012
		(in thousands)
Land and land improvements	10 to 15	$13,907	$13,922
Buildings and improvements	5 to 40	14,323	14,100
Furniture, fixtures and equipment	3 to 7	6,180	4,757

		34,410	32,779
Accumulated depreciation		(9,931)	(8,466)

Property and equipment, net		$24,479	$24,313

        Amenities assets, net of accumulated depreciation, included in property and equipment, net above were $21.8 million and $22.2 million as of December 31, 2013 and 2012, respectively.